Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) $ / ¥	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies
Convenience translation rate | $ / ¥	6.9931
Term deposits	¥ 453,472	¥ 557,820
Long-term deposits	0	62,688
Impairment loss	¥ 0	¥ 7,350	¥ 444